Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Schedule of Right of Use (Detail) € in Thousands	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	€ 10,009
Ending balance	9,267
Gross Value [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	12,389
Increase	7
FX rate impact	18
Ending balance	12,414
Accumulated Depreciation [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(2,380)
Increase	(771)
FX rate impact	4
Ending balance	(3,147)
Buildings [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	9,952
Ending balance	9,218
Buildings [member] | Gross Value [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	11,237
FX rate impact	18
Ending balance	11,255
Buildings [member] | Accumulated Depreciation [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(1,286)
Increase	(756)
FX rate impact	4
Ending balance	(2,037)
Equipment and Tooling [member] | Gross Value [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	954
Ending balance	954
Equipment and Tooling [member] | Accumulated Depreciation [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(954)
Ending balance	(954)
Transport equipment [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	58
Ending balance	49
Transport equipment [member] | Gross Value [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	80
Increase	7
Ending balance	87
Transport equipment [member] | Accumulated Depreciation [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(23)
Increase	(15)
Ending balance	(38)
Office Equipment and Computers [member] | Gross Value [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	118
Ending balance	118
Office Equipment and Computers [member] | Accumulated Depreciation [member]
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(118)
Ending balance	€ (118)